RELATED PARTY TRANSACTIONS- Disclosure of detailed information about key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related party transactions [abstract]
Salaries and short-term employee benefits	$ 2,571	$ 3,322
Non-executive directors' fees	379	331
Non-executive directors' deferred share units	2,301	(659)
Share-based payments	2,310	2,510
Key management personnel compensation	$ 7,561	$ 5,504